Pension and Postretirement Benefits (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S Defined Benefit Plans [Member]
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.50%	5.00%	5.50%
Rate of increase in compensation levels	4.25%	4.25%	4.80%
Weighted average assumptions used to determine net expense:
Long-term rate of return on assets	6.25%	7.00%	7.75%
Discount rate	5.00%	5.50%	6.75%
Rate of increase in compensation levels	4.25%	4.80%	4.80%
Non-U.S Defined Benefit Plans [Member]
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	5.09%	5.13%	5.41%
Rate of increase in compensation levels	3.56%	3.46%	3.58%
Weighted average assumptions used to determine net expense:
Long-term rate of return on assets	6.13%	6.21%	4.38%
Discount rate	5.13%	5.41%	5.47%
Rate of increase in compensation levels	3.46%	3.58%	3.07%
Postretirement Medical Benefits [Member]
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.25%	4.75%	5.25%
Weighted average assumptions used to determine net expense:
Discount rate	4.75%	5.25%	6.50%